Segment Information (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Table presents certain data by geographic area
Total sales to external customers	$ 2,917,530	$ 2,898,441	$ 2,829,986	$ 2,738,133	$ 2,629,075	$ 2,618,886	$ 2,556,599	$ 2,390,036	$ 11,384,090	$ 10,194,596	$ 8,969,523
Total long-lived assets	1,168,804				1,017,618				1,168,804	1,017,618
U.S. [Member]
Table presents certain data by geographic area
Total sales to external customers									7,243,649	6,407,321	5,503,857
Total long-lived assets	844,846				737,882				844,846	737,882
Foreign [Member]
Table presents certain data by geographic area
Total sales to external customers									4,140,441	3,787,275	3,465,666
Total long-lived assets	$ 323,958				$ 279,736				$ 323,958	$ 279,736